Class A, L and Institutional | API Efficient Frontier Value Fund
API Efficient Frontier Value Fund
Investment Objective –
Growth of capital, as well as income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in API Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, L and Institutional - API Efficient Frontier Value Fund - USD ($)		Class A		Class L	Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)		5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)		1.00%	[1]	none	none
Maximum Account fee (for accounts under $500)	[2]	$ 25		$ 25	$ 25
[1]	Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.
[2]	/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Class A, L and Institutional - API Efficient Frontier Value Fund		Class A	Class L	Institutional Class
Management Fee		0.90%	0.90%	0.90%
Distribution/Service (12b-1 Fees)		none	0.90%	none
Other Expenses		0.66%	0.66%	0.66%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.59%	2.49%	1.59%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, L and Institutional - API Efficient Frontier Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class L Shares	252	776	1,326	2,826
Class A Shares	727	1,048	1,391	2,356
Institutional Class Shares	162	502	866	1,889

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2016, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Value Fund invests in securities that, in the Adviser’s opinion, offer the opportunity for growth of capital and income.

The Value Fund may invest in the common stock of U.S. and foreign issuers that the Adviser believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators. The Value Fund may also invest in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds; ETF’s; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. The Adviser believes that investing in temporarily depressed securities of sound, well-managed companies provides a greater potential for overall investment return than investing in securities selling at prices that reflect anticipated favorable developments. Securities may be undervalued because of many factors, including general market decline, earnings decline, poor economic conditions, tax losses or actual or anticipated unfavorable developments affecting the issuer. In selecting securities for investment, the Adviser focuses on securities with prices comparing favorably to historical or current price-earnings ratios, book value, return on equity, or the prospects for the companies in question. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Value Fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” The Value Fund also may engage in leverage by borrowing up to one-third of the value of its net assets for investment purposes, in accordance with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”).

When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds’ past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds’ size and cost structure. The Adviser selects ETF’s in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, and ETF’s, the Value Fund may have significant exposure to foreign securities, including emerging market securities, small-cap securities and specific sectors of the market.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Value Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets may be held in cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.
Principal Investment Risks
General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Business Development Companies Risk. Business Development Companies (“BDC’s) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. the Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Exchange Traded Fund Risk. ETF’s and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETF’s involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETF’s may trade at a market discount.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Leverage Risk. Leveraging may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased. When appropriate or as required by law, the Fund will segregate assets used in connection with leveraging strategies.

Non-Diversification Risk. The Fund is a non-diversified Fund. Non-diversified funds may invest in fewer issuers than diversified funds. Thus, the value of a non-diversified fund’s shares may vary more widely, and a non-diversified fund may be subject to greater investment and credit risk than if it invested more broadly. The Fund may invest in Underlying Funds that are also non-diversified, which may increase the risk of the Fund.
The Fund’s Past Performance
The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.
Year-By-Year Annual Returns – Class L Shares (YCVTX) (for calendar years ending on December 31)

During the period covered by the bar chart, Class L Shares’ highest return for a quarter was 22.01% (quarter ended September 30, 2009) and the lowest return for a quarter was -33.98% (quarter ended December 31, 2008). Class L Shares’ year to date total return as of March 31, 2016 was -2.28%.
Average Annual Total Returns for the Fund’s Class L Shares (YCVTX) (for periods ending on December 31, 2015)
Average Annual Total Returns - Class A, L and Institutional - API Efficient Frontier Value Fund		One Year	Five Years	Ten Years	Inception	Inception Date
Class L Shares		(3.72%)	5.55%	2.63%
Class L Shares | Return After-Taxes on Distributions	[1]	(3.72%)	5.55%	2.14%
Class L Shares | Return After-Taxes on Distributions and Sale of Fund Shares	[1]	(2.10%)	4.33%	2.21%
Class L Shares | MSCI World Free GTR Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.32%)	8.19%	5.56%
Class A Shares		(8.41%)	5.241%	3.57%
Institutional Class Shares		(2.58%)			12.26%	May 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class L Shares. After-tax returns for Class A and Institutional Class Shares will vary.
[2]	The MSCI World Free GTR USD is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of May 2016 the MSCIWorld Index consisted of the following 23 developed market country indices Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.